PROPERTY AND EQUIPMENT, NET	12 Months Ended
Nov. 30, 2013
PROPERTY AND EQUIPMENT, NET [Text Block]

NOTE 7 – PROPERTY AND EQUIPMENT, NET

	Year Ended
	November 30,
	2013	2012
Cost:
Office Furniture	$3,761	$2,841

Lab Equipment	5,901	-

Computers	7,855	6,838
	17,517	9,679

Less – accumulated depreciation	4,663	1,406

	$12, 854	$8,273